Fair Value (Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Level 3 Inputs) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥)
In Millions, unless otherwise specified
	6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	¥ 1,244,268		¥ 1,115,987
Total gains (losses) for the period included in earnings, Assets	65,966		42,252
Total gains (losses) for the period included in other comprehensive income, Assets	(10,591)		28,873
Purchases, Assets	586,275		317,123
Issues, Assets	(2,535)		(2,386)
Sales, Assets	(306,927)		(128,603)
Settlements, Assets	(194,337)		(235,850)
Transfers into Level 3, Assets	25,140	[1]	12,732	[1]
Transfers out of Level 3, Assets	(19,102)	[1]	(68,861)	[1]
Level 3 assets, Ending balance	1,388,157		1,081,267
Change in unrealized gains (losses) included in earnings for assets still held at period end	62,238		30,541
Level 3 liabilities, Beginning balance	92,867		121,932
Total gains (losses) for the period included in earnings, Liabilities	(23,535)		(13,395)
Total gains (losses) for the period included in other comprehensive income, Liabilities	691		(11,927)
Purchases, Liabilities	305
Issues, Liabilities	51		221
Sales, Liabilities
Settlements, Liabilities	(7,187)		(18,809)
Transfers into Level 3, Liabilities	8,799	[1]
Transfers out of Level 3, Liabilities	(82,641)	[1]	(84)	[1]
Level 3 liabilities, Ending balance	35,038		128,582
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(26,843)		(12,426)
Obligations To Return Securities Received As Collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Purchases, Liabilities	305
Level 3 liabilities, Ending balance	305
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance	92,867		121,932
Total gains (losses) for the period included in earnings, Liabilities	(23,535)	[2]	(13,395)	[2]
Total gains (losses) for the period included in other comprehensive income, Liabilities	691		(11,927)
Issues, Liabilities	51		221
Settlements, Liabilities	(7,187)		(18,809)
Transfers into Level 3, Liabilities	8,799	[1]
Transfers out of Level 3, Liabilities	(82,641)	[1]	(84)	[1]
Level 3 liabilities, Ending balance	34,733		128,582
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(26,843)	[2]	(12,426)	[2]
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	658,917	[3]	631,113	[3]
Total gains (losses) for the period included in earnings, Assets	52,322	[3],[4]	23,534	[3],[4]
Purchases, Assets	469,733	[3]	195,598	[3]
Sales, Assets	(292,501)	[3]	(125,353)	[3]
Settlements, Assets	(64,398)	[3]	(110,538)	[3]
Transfers into Level 3, Assets	22,869	[1],[3]	6,274	[1],[3]
Transfers out of Level 3, Assets	(11,212)	[1],[3]	(54,765)	[1],[3]
Level 3 assets, Ending balance	835,730	[3]	565,863	[3]
Change in unrealized gains (losses) included in earnings for assets still held at period end	47,981	[3],[4]	18,296	[3],[4]
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	15,450		96,255
Total gains (losses) for the period included in earnings, Assets	2,784		2,368
Purchases, Assets	43,693		35,950
Sales, Assets	(39,373)		(33,389)
Settlements, Assets	(8,204)		(17,951)
Transfers into Level 3, Assets			1,523	[1]
Transfers out of Level 3, Assets	(1,036)	[1]	(49,539)	[1]
Level 3 assets, Ending balance	13,314		35,217
Change in unrealized gains (losses) included in earnings for assets still held at period end	1,722		600
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	132,518		77,089
Total gains (losses) for the period included in earnings, Assets	12,398		1,009
Purchases, Assets	62,837		39,108
Sales, Assets	(1,468)		(40,284)
Settlements, Assets	(1,326)		(5,343)
Transfers into Level 3, Assets	22,869	[1],[5]	4,665	[1],[5]
Transfers out of Level 3, Assets	(10,176)	[1],[5]	(4,591)	[1],[5]
Level 3 assets, Ending balance	217,652		71,653
Change in unrealized gains (losses) included in earnings for assets still held at period end	12,357		1,098
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	11,601		9,881
Total gains (losses) for the period included in earnings, Assets	4,027		351
Purchases, Assets	192,004		8,100
Sales, Assets	(164,359)		(10,821)
Settlements, Assets	(3,855)		(514)
Level 3 assets, Ending balance	39,418		6,997
Change in unrealized gains (losses) included in earnings for assets still held at period end	2,377		206
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	439,664		396,071
Total gains (losses) for the period included in earnings, Assets	30,878		17,048
Purchases, Assets	164,972		109,573
Sales, Assets	(83,915)		(39,209)
Settlements, Assets	(51,013)		(86,681)
Transfers out of Level 3, Assets			(635)	[1]
Level 3 assets, Ending balance	500,586		396,167
Change in unrealized gains (losses) included in earnings for assets still held at period end	30,318		15,048
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	32,565		29,526
Total gains (losses) for the period included in earnings, Assets	1,207		1,337
Level 3 assets, Ending balance	33,772		30,863
Change in unrealized gains (losses) included in earnings for assets still held at period end	1,207		1,337
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	27,119		22,291
Total gains (losses) for the period included in earnings, Assets	1,028		1,421
Purchases, Assets	6,227		2,867
Sales, Assets	(3,386)		(1,650)
Settlements, Assets			(49)
Transfers into Level 3, Assets			86	[1]
Level 3 assets, Ending balance	30,988		24,966
Change in unrealized gains (losses) included in earnings for assets still held at period end			7
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	8,864		(20,466)
Total gains (losses) for the period included in earnings, Assets	10,091	[4]	13,829	[4]
Total gains (losses) for the period included in other comprehensive income, Assets	7		(2,140)
Purchases, Assets	2,213		1,936
Issues, Assets	(2,535)		(2,386)
Settlements, Assets	(80)		(4,900)
Transfers into Level 3, Assets	1,264	[1]	3,616	[1]
Transfers out of Level 3, Assets	(5,230)	[1]	(2,956)	[1]
Level 3 assets, Ending balance	14,594		(13,467)
Change in unrealized gains (losses) included in earnings for assets still held at period end	11,795	[4]	10,918	[4]
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	13,676		(2,250)
Total gains (losses) for the period included in earnings, Assets	11,984		4,089
Total gains (losses) for the period included in other comprehensive income, Assets	(70)		174
Purchases, Assets			117
Settlements, Assets	1,808		(4,357)
Transfers into Level 3, Assets	770	[1]	70	[1]
Transfers out of Level 3, Assets	(3,264)	[1]	101	[1]
Level 3 assets, Ending balance	24,904		(2,056)
Change in unrealized gains (losses) included in earnings for assets still held at period end	13,927		3,673
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(7,038)		(16,806)
Total gains (losses) for the period included in earnings, Assets	(6,400)		6,338
Total gains (losses) for the period included in other comprehensive income, Assets	14		(2,183)
Purchases, Assets	1,018		413
Issues, Assets	(828)		(850)
Settlements, Assets	(1,007)		(386)
Transfers into Level 3, Assets	494	[1]	3,577	[1]
Transfers out of Level 3, Assets	(1,964)	[1]	(3,057)	[1]
Level 3 assets, Ending balance	(15,711)		(12,954)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(5,547)		8,114
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	4,195		1,381
Total gains (losses) for the period included in earnings, Assets	2,468		5,187
Total gains (losses) for the period included in other comprehensive income, Assets	21		27
Purchases, Assets	327		253
Issues, Assets	(327)		(253)
Settlements, Assets	(1,004)		(647)
Level 3 assets, Ending balance	5,680		5,948
Change in unrealized gains (losses) included in earnings for assets still held at period end	2,366		942
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(622)		(804)
Total gains (losses) for the period included in earnings, Assets	1,156		(353)
Total gains (losses) for the period included in other comprehensive income, Assets	25		(16)
Purchases, Assets	868		1,153
Issues, Assets	(1,380)		(1,283)
Settlements, Assets	147		359
Transfers into Level 3, Assets			(31)	[1]
Transfers out of Level 3, Assets	(2)	[1]
Level 3 assets, Ending balance	192		(975)
Change in unrealized gains (losses) included in earnings for assets still held at period end	1,029		150
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(1,347)		(1,987)
Total gains (losses) for the period included in earnings, Assets	883		(1,432)
Total gains (losses) for the period included in other comprehensive income, Assets	17		(142)
Settlements, Assets	(24)		131
Level 3 assets, Ending balance	(471)		(3,430)
Change in unrealized gains (losses) included in earnings for assets still held at period end	20		(1,961)
Investment Securities, Available-For-Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	544,688		472,127
Total gains (losses) for the period included in earnings, Assets	(40)	[6]	2,570	[6]
Total gains (losses) for the period included in other comprehensive income, Assets	(10,598)		31,003
Purchases, Assets	113,193		118,034
Sales, Assets	(12,639)		(1,061)
Settlements, Assets	(129,859)		(120,410)
Transfers into Level 3, Assets	1,007	[1]	2,842	[1]
Transfers out of Level 3, Assets	(2,660)	[1]	(10,273)	[1]
Level 3 assets, Ending balance	503,092		494,832
Change in unrealized gains (losses) included in earnings for assets still held at period end	(485)	[6]	(771)	[6]
Investment Securities, Available-For-Sale Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	151,647		148,722
Total gains (losses) for the period included in other comprehensive income, Assets	(327)		1,120
Purchases, Assets	800		4,134
Settlements, Assets	(390)		(5,133)
Level 3 assets, Ending balance	151,730		148,843
Investment Securities, Available-For-Sale Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	75,849		92,846
Total gains (losses) for the period included in earnings, Assets	1,035		3,025
Total gains (losses) for the period included in other comprehensive income, Assets	(86)		(60)
Purchases, Assets	16		5,019
Sales, Assets	(5,664)		(1,022)
Settlements, Assets	(3,955)		(11,466)
Transfers into Level 3, Assets	1,007	[1],[5]	2,842	[1],[5]
Transfers out of Level 3, Assets	(2,660)	[1],[5]	(10,273)	[1],[5]
Level 3 assets, Ending balance	65,542		80,911
Change in unrealized gains (losses) included in earnings for assets still held at period end	(485)		(777)
Investment Securities, Available-For-Sale Securities [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	19,258		21,492
Total gains (losses) for the period included in earnings, Assets	(1)
Total gains (losses) for the period included in other comprehensive income, Assets	179		29
Purchases, Assets			3,000
Sales, Assets	(6,975)
Settlements, Assets	(1,152)		(2,331)
Level 3 assets, Ending balance	11,309		22,190
Investment Securities, Available-For-Sale Securities [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	3,112		39
Total gains (losses) for the period included in other comprehensive income, Assets	70
Sales, Assets			(39)
Settlements, Assets	(36)
Level 3 assets, Ending balance	3,146
Investment Securities, Available-For-Sale Securities [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	109,876		102,250
Total gains (losses) for the period included in earnings, Assets	(1,074)		(463)
Total gains (losses) for the period included in other comprehensive income, Assets	(4,258)		10,655
Purchases, Assets	99,080		79,819
Settlements, Assets	(101,686)		(97,985)
Level 3 assets, Ending balance	101,938		94,276
Change in unrealized gains (losses) included in earnings for assets still held at period end			10
Investment Securities, Available-For-Sale Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	184,946		106,714
Total gains (losses) for the period included in other comprehensive income, Assets	(6,176)		19,259
Purchases, Assets	13,297		26,062
Settlements, Assets	(22,640)		(3,424)
Level 3 assets, Ending balance	169,427		148,611
Investment Securities, Available-For-Sale Securities [Member] | Marketable Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance			64
Total gains (losses) for the period included in earnings, Assets			8
Settlements, Assets			(71)
Level 3 assets, Ending balance			1
Change in unrealized gains (losses) included in earnings for assets still held at period end			(4)
Investment Securities, Other Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	26,201		24,795
Total gains (losses) for the period included in earnings, Assets	2,600	[2]	1,149	[2]
Total gains (losses) for the period included in other comprehensive income, Assets			10
Purchases, Assets	754		1,398
Sales, Assets	(1,414)		(1,120)
Settlements, Assets			(2)
Transfers out of Level 3, Assets			(867)	[1]
Level 3 assets, Ending balance	28,141		25,363
Change in unrealized gains (losses) included in earnings for assets still held at period end	2,041	[2]	928	[2]
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	5,598		8,418
Total gains (losses) for the period included in earnings, Assets	993	[2]	1,170	[2]
Purchases, Assets	382		157
Sales, Assets	(373)		(1,069)
Level 3 assets, Ending balance	6,600		8,676
Change in unrealized gains (losses) included in earnings for assets still held at period end	¥ 906	[2]	¥ 1,170	[2]

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
[2]	Included in Trading account profits (losses)-net.
[3]	Includes Trading securities measured under the fair value option.
[4]	Included in Trading account profits (losses)-net and in Foreign exchange losses-net.
[5]	Transfers out of and transfers into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
[6]	Included in Investment securities gains-net.